Provision For Lease Return Costs For Aircraft And Engines - Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision for return condition checks for aircraft under operating leases [Line Items]
Beginning balance	¥ 2,906	¥ 3,019
Accrual	702	402
Utilization	(84)	(515)
Ending balance	7,178	2,906
Less: current portion	(519)	(145)
Non-current portion	6,659	2,761
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of provision for return condition checks for aircraft under operating leases [Line Items]
Effect of adoption IFRS16	3,654	0
Previously stated [member]
Disclosure of provision for return condition checks for aircraft under operating leases [Line Items]
Beginning balance	¥ 2,906	3,019
Ending balance		¥ 2,906